SUBSEQUESNT EVENTS AFTER THE REPORTING DATE - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 12, 2025	Sep. 12, 2023	Dec. 31, 2024	Aug. 14, 2023
Subsequent Event [Line Items]
Offering price		$ 2.5		$ 2.5
Placement agent fees and other issuance costs		$ 4,482
Warrants exercisable, per share			$ 11.5
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issues	28,776,978
Warrants issues to purchase ordinary shares	23,021,582
Offering price	$ 1.39
Total consideration	$ 37,300
Placement agent fees and other issuance costs	$ 2,700
Warrants exercisable, per share	$ 1.69
Warrants expiration term	5 years